iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 20,671 $ 1,738,225
Expeditors International of Washington, Inc.
(a)
...... 26,498 3,347,492
United Parcel Service, Inc. , Class B ............ 129,581 18,387,544
23,473,261
a
Automobile Components  —  0 .2%
Aptiv PLC
(b)
............................. 50,571 4,112,940
Autoliv, Inc. ............................. 14,195 1,520,568
BorgWarner, Inc. ......................... 41,490 1,406,511
7,040,019
a
Automobiles  —  2 .4%
Harley-Davidson, Inc. ...................... 24,053 780,520
Lucid Group, Inc.
(a) (b)
....................... 160,551 542,662
Rivian Automotive, Inc. , Class A
(a) (b)
............. 118,746 1,818,001
Tesla, Inc.
(b)
............................. 511,791 95,853,337
98,994,520
a
Banks  —  1 .0%
Bank of Hawaii Corp. ...................... 6,937 438,627
Cathay General Bancorp .................... 12,671 521,665
Citizens Financial Group, Inc. ................ 84,695 2,769,526
Comerica, Inc. ........................... 23,636 1,242,781
Huntington Bancshares, Inc. ................. 258,024 3,284,646
International Bancshares Corp. ............... 10,204 539,383
KeyCorp ............................... 167,828 2,438,541
M&T Bank Corp. ......................... 29,871 4,125,185
Old National Bancorp ...................... 52,798 869,583
PNC Financial Services Group, Inc. (The) ........ 71,368 10,791,555
Regions Financial Corp. .................... 169,095 3,157,004
Truist Financial Corp. ...................... 238,113 8,824,468
Zions Bancorp NA ........................ 26,581 1,113,744
40,116,708
a
Beverages  —  2 .2%
Coca-Cola Co. (The) ...................... 736,019 43,785,770
Keurig Dr Pepper, Inc. ..................... 187,890 5,907,262
PepsiCo, Inc. ........................... 246,324 41,512,984
91,206,016
a
Biotechnology  —  3 .2%
AbbVie, Inc. ............................ 316,232 51,988,541
Amgen, Inc. ............................ 95,829 30,115,221
Biogen, Inc.
(b)
........................... 25,877 6,382,821
BioMarin Pharmaceutical, Inc.
(b)
............... 33,791 2,976,311
Gilead Sciences, Inc. ...................... 223,237 17,470,528
Vertex Pharmaceuticals, Inc.
(b)
................ 46,245 20,041,658
128,975,080
a
Broadline Retail  —  0 .0%
Kohl's Corp. ............................ 20,472 527,359
Nordstrom, Inc. .......................... 17,929 325,411
852,770
a
Building Products  —  1 .0%
A O Smith Corp. ......................... 22,259 1,727,521
Allegion PLC ............................ 15,810 1,958,701
Builders FirstSource, Inc.
(b)
.................. 22,455 3,901,107
Carrier Global Corp. ....................... 150,412 8,229,041
Fortune Brands Innovations, Inc. .............. 22,845 1,772,544
Johnson Controls International PLC ............ 121,504 6,402,046
Lennox International, Inc. ................... 5,702 2,441,368
Masco Corp. ............................ 40,177 2,703,510
Owens Corning .......................... 16,167 2,449,785
Security Shares Value
a
Building Products (continued)
Trane Technologies PLC .................... 40,932 $ 10,316,911
41,902,534
a
Capital Markets  —  3 .9%
Ameriprise Financial, Inc. ................... 18,428 7,128,503
Bank of New York Mellon Corp. (The) ........... 139,226 7,721,474
BlackRock, Inc.
(c)
......................... 26,753 20,715,115
Charles Schwab Corp. (The) ................. 269,639 16,965,686
CME Group, Inc. , Class A ................... 64,408 13,257,743
FactSet Research Systems, Inc. ............... 6,804 3,238,160
Franklin Resources, Inc. .................... 53,852 1,434,079
Intercontinental Exchange, Inc. ............... 102,556 13,058,455
Invesco Ltd. ............................ 60,150 952,175
MarketAxess Holdings, Inc. .................. 6,716 1,514,525
Moody's Corp. ........................... 29,561 11,589,094
Morgan Stanley .......................... 222,652 19,424,161
Nasdaq, Inc. ............................ 61,490 3,552,277
Northern Trust Corp. ....................... 37,068 2,952,096
S&P Global, Inc. ......................... 58,300 26,138,805
State Street Corp. ........................ 57,216 4,226,546
T Rowe Price Group, Inc. ................... 40,218 4,361,642
158,230,536
a
Chemicals  —  2 .2%
Air Products and Chemicals, Inc. .............. 39,742 10,162,427
Albemarle Corp. ......................... 21,057 2,416,080
Axalta Coating Systems Ltd.
(b)
................ 40,224 1,304,062
Ecolab, Inc. ............................ 46,065 9,131,004
HB Fuller Co. ........................... 9,819 743,986
International Flavors & Fragrances, Inc. .......... 45,606 3,679,492
Linde PLC ............................. 87,422 35,391,048
LyondellBasell Industries NV , Class A ........... 46,520 4,378,462
Minerals Technologies, Inc. .................. 5,827 380,795
Mosaic Co. (The) ......................... 59,128 1,815,821
PPG Industries, Inc. ....................... 42,290 5,964,582
Sherwin-Williams Co. (The) .................. 43,734 13,311,755
88,679,514
a
Commercial Services & Supplies  —  0 .2%
ACCO Brands Corp. ....................... 15,688 95,383
Copart, Inc.
(b)
........................... 154,720 7,432,749
Deluxe Corp. ............................ 7,524 142,279
HNI Corp. .............................. 8,725 355,282
Interface, Inc. ........................... 10,599 131,534
Steelcase, Inc. , Class A .................... 14,731 186,789
Tetra Tech, Inc. .......................... 9,469 1,497,806
9,841,822
a
Communications Equipment  —  1 .2%
Cisco Systems, Inc. ....................... 725,705 36,415,877
CommScope Holding Co., Inc.
(b)
............... 38,570 89,482
F5, Inc.
(b)
.............................. 10,642 1,954,935
Motorola Solutions, Inc. .................... 29,991 9,582,125
48,042,419
a
Construction & Engineering  —  0 .2%
EMCOR Group, Inc. ....................... 8,501 1,939,163
Granite Construction, Inc. ................... 8,180 369,000
MDU Resources Group, Inc. ................. 34,442 671,963
Quanta Services, Inc. ...................... 26,071 5,059,078
8,039,204
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 47,767 1,752,094
American Express Co. ..................... 112,154 22,513,794
Discover Financial Services .................. 44,778 4,724,974

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Consumer Finance (continued)
Synchrony Financial ....................... 74,921 $ 2,912,179
31,903,041
a
Consumer Staples Distribution & Retail  —  0 .6%
Kroger Co. (The) ......................... 121,996 5,628,896
Sysco Corp. ............................ 90,241 7,303,204
Target Corp. ............................ 82,596 11,487,452
United Natural Foods, Inc.
(b)
.................. 10,619 158,329
24,577,881
a
Containers & Packaging  —  0 .2%
Avery Dennison Corp. ...................... 14,440 2,880,058
Ball Corp. .............................. 56,757 3,147,176
International Paper Co. ..................... 59,092 2,117,266
Sealed Air Corp. ......................... 26,243 906,696
Sonoco Products Co. ...................... 17,780 1,011,682
10,062,878
a
Distributors  —  0 .1%
LKQ Corp. ............................. 47,588 2,220,932
Pool Corp. ............................. 7,005 2,600,606
4,821,538
a
Diversified Telecommunication Services  —  0 .8%
Liberty Global, Ltd. , Class C
(a) (b)
............... 40,929 857,053
Lumen Technologies, Inc.
(b)
.................. 182,530 222,687
Verizon Communications, Inc. ................ 753,208 31,898,359
32,978,099
a
Electric Utilities  —  0 .2%
Eversource Energy ....................... 62,888 3,409,787
Exelon Corp. ............................ 178,800 6,224,028
9,633,815
a
Electrical Equipment  —  0 .6%
Acuity Brands, Inc. ........................ 5,573 1,327,266
Eaton Corp. PLC ......................... 71,478 17,589,306
Rockwell Automation, Inc. ................... 20,627 5,224,407
Sensata Technologies Holding PLC ............ 26,890 972,611
25,113,590
a
Electronic Equipment, Instruments & Components  —  0 .6%
Cognex Corp. ........................... 30,900 1,116,726
Corning, Inc. ............................ 145,721 4,734,475
Flex Ltd.
(b)
.............................. 80,938 1,921,468
Itron, Inc.
(b)
............................. 8,306 599,195
Keysight Technologies, Inc.
(b)
................. 31,729 4,862,787
TE Connectivity Ltd. ....................... 56,334 8,010,131
Trimble, Inc.
(b)
........................... 44,143 2,245,113
Zebra Technologies Corp. , Class A
(b)
............ 9,151 2,192,122
25,682,017
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 181,224 5,164,884
Core Laboratories, Inc.
(a)
.................... 8,692 137,073
Halliburton Co. .......................... 160,755 5,730,915
NOV, Inc. .............................. 70,733 1,380,001
TechnipFMC PLC ........................ 78,573 1,519,602
13,932,475
a
Entertainment  —  1 .0%
Electronic Arts, Inc. ....................... 46,216 6,358,397
Walt Disney Co. (The) ..................... 327,831 31,488,168
Warner Bros Discovery, Inc. , Series A
(b)
.......... 413,738 4,145,655
41,992,220
a
Security Shares Value
a
Financial Services  —  4 .1%
Equitable Holdings, Inc. .................... 63,008 $ 2,059,731
Fidelity National Information Services, Inc. ........ 106,389 6,623,779
Mastercard, Inc. , Class A .................... 150,738 67,716,032
PayPal Holdings, Inc.
(b)
..................... 187,313 11,491,653
Visa, Inc. , Class A ........................ 287,877 78,665,269
Voya Financial, Inc. ....................... 18,977 1,373,365
Western Union Co. (The) ................... 53,986 678,604
168,608,433
a
Food Products  —  1 .4%
Archer-Daniels-Midland Co. .................. 96,047 5,338,292
Bunge Global SA ......................... 26,928 2,372,088
Campbell Soup Co. ....................... 34,662 1,546,965
Conagra Brands, Inc. ...................... 86,131 2,510,719
Darling Ingredients, Inc.
(b)
................... 28,599 1,238,337
General Mills, Inc. ........................ 104,058 6,754,405
Hain Celestial Group, Inc. (The)
(b)
.............. 17,096 183,098
Hormel Foods Corp. ....................... 53,885 1,636,487
Ingredion, Inc. ........................... 11,702 1,258,784
J M Smucker Co. (The) ..................... 19,034 2,503,923
Kellanova .............................. 49,095 2,688,442
Kraft Heinz Co. (The) ...................... 153,579 5,702,388
Lamb Weston Holdings, Inc. ................. 25,858 2,648,893
McCormick & Co., Inc. , NVS ................. 45,124 3,075,652
Mondelez International, Inc. , Class A ............ 243,729 18,345,482
57,803,955
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 26,619 3,032,969
New Jersey Resources Corp. ................. 16,999 694,069
UGI Corp. .............................. 37,638 833,305
4,560,343
a
Ground Transportation  —  1 .4%
ArcBest Corp. ........................... 4,434 528,222
Avis Budget Group, Inc. .................... 3,856 631,266
CSX Corp. ............................. 359,111 12,820,263
JB Hunt Transport Services, Inc. .............. 14,790 2,972,494
Knight-Swift Transportation Holdings, Inc. , Class A .. 28,674 1,645,314
Norfolk Southern Corp. ..................... 40,699 9,574,033
Ryder System, Inc. ........................ 8,280 940,360
U-Haul Holding Co. , Series N , NVS
(a)
........... 17,274 1,103,290
Union Pacific Corp. ....................... 109,188 26,634,229
56,849,471
a
Health Care Equipment & Supplies  —  1 .6%
Align Technology, Inc.
(b)
..................... 12,975 3,468,477
Becton Dickinson & Co. .................... 51,925 12,400,209
Cooper Companies, Inc. (The) ................ 8,867 3,307,657
Dentsply Sirona, Inc. ...................... 37,363 1,298,364
Dexcom, Inc.
(b)
.......................... 69,393 8,420,840
Edwards Lifesciences Corp.
(b)
................ 109,160 8,565,785
Hologic, Inc.
(b)
........................... 43,913 3,268,884
IDEXX Laboratories, Inc.
(b)
................... 14,845 7,646,363
Insulet Corp.
(b)
........................... 12,426 2,371,751
ResMed, Inc. ........................... 26,449 5,030,600
STERIS PLC ............................ 17,802 3,897,748
Zimmer Biomet Holdings, Inc. ................ 37,358 4,692,165
64,368,843
a
Health Care Providers & Services  —  2 .1%
Cardinal Health, Inc. ....................... 44,238 4,830,347
Cencora, Inc. ........................... 30,584 7,116,285
Centene Corp.
(b)
......................... 97,011 7,305,898
Cigna Group (The) ........................ 53,011 15,953,661
DaVita, Inc.
(b)
............................ 9,832 1,063,429

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Providers & Services (continued)
Elevance Health, Inc. ...................... 42,218 $ 20,832,050
HCA Healthcare, Inc. ...................... 36,552 11,144,705
Henry Schein, Inc.
(b)
....................... 23,366 1,748,711
Humana, Inc. ........................... 22,199 8,392,554
Laboratory Corp. of America Holdings ........... 15,839 3,521,010
Patterson Companies, Inc. .................. 15,584 465,338
Pediatrix Medical Group, Inc.
(b)
................ 14,517 135,879
Quest Diagnostics, Inc. ..................... 20,197 2,593,901
Select Medical Holdings Corp. ................ 19,488 506,493
85,610,261
a
Health Care REITs  —  0 .3%
Healthpeak Properties, Inc. .................. 98,234 1,817,329
Ventas, Inc. ............................ 71,881 3,334,559
Welltower, Inc. ........................... 92,868 8,034,011
13,185,899
a
Health Care Technology  —  0 .0%
Teladoc Health, Inc.
(a) (b)
..................... 29,670 576,488
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 126,602 2,433,290
a
Hotels, Restaurants & Leisure  —  2 .8%
Aramark ............................... 44,054 1,281,090
Booking Holdings, Inc.
(a) (b)
................... 6,397 22,437,286
Choice Hotels International, Inc. ............... 5,881 712,307
Darden Restaurants, Inc. ................... 21,537 3,501,485
Domino's Pizza, Inc. ....................... 6,219 2,650,662
Hilton Worldwide Holdings, Inc. ............... 46,854 8,947,240
Jack in the Box, Inc. ....................... 3,699 288,411
Marriott International, Inc. , Class A ............. 45,519 10,912,270
McDonald's Corp. ........................ 130,566 38,219,279
Royal Caribbean Cruises Ltd.
(b)
............... 43,576 5,555,940
Starbucks Corp. .......................... 205,218 19,091,431
Vail Resorts, Inc. ......................... 6,832 1,516,704
115,114,105
a
Household Durables  —  0 .2%
Ethan Allen Interiors, Inc. ................... 4,050 117,977
Garmin Ltd. ............................. 27,346 3,267,574
La-Z-Boy, Inc. ........................... 8,345 290,489
Meritage Homes Corp. ..................... 6,649 1,101,141
Mohawk Industries, Inc.
(b)
................... 9,636 1,004,553
Newell Brands, Inc. ....................... 71,331 593,474
Whirlpool Corp. .......................... 9,716 1,064,096
7,439,304
a
Household Products  —  2 .3%
Church & Dwight Co., Inc. ................... 44,101 4,403,485
Clorox Co. (The) ......................... 22,222 3,227,745
Colgate-Palmolive Co. ..................... 140,768 11,852,666
Kimberly-Clark Corp. ...................... 60,605 7,331,387
Procter & Gamble Co. (The) ................. 422,270 66,355,508
93,170,791
a
Independent Power and Renewable Electricity Producers  —  0 .0%
Ormat Technologies, Inc. .................... 9,732 629,466
a
Industrial Conglomerates  —  0 .2%
3M Co. ................................ 98,741 9,316,213
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 165,552 20,973,783
a
Security Shares Value
a
Insurance  —  2 .5%
Allstate Corp. (The) ....................... 46,857 $ 7,274,549
Arthur J Gallagher & Co. .................... 38,697 8,983,896
Chubb Ltd. ............................. 73,592 18,030,040
Hartford Financial Services Group, Inc. (The) ...... 54,792 4,764,712
Lincoln National Corp. ..................... 30,343 832,915
Loews Corp. ............................ 34,377 2,504,708
Marsh & McLennan Companies, Inc. ............ 88,488 17,152,514
Principal Financial Group, Inc. ................ 43,525 3,442,828
Progressive Corp. (The) .................... 104,849 18,689,334
Prudential Financial, Inc. .................... 64,944 6,814,574
Travelers Companies, Inc. (The) ............... 41,023 8,670,621
Willis Towers Watson PLC ................... 19,026 4,686,104
101,846,795
a
Interactive Media & Services  —  6 .9%
Alphabet, Inc. , Class A
(b)
.................... 1,062,842 148,904,164
Alphabet, Inc. , Class C , NVS
(b)
................ 935,281 132,622,846
ZoomInfo Technologies, Inc.
(b)
................ 50,350 807,614
282,334,624
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 112,449 40,917,942
Akamai Technologies, Inc.
(b)
.................. 27,242 3,357,032
Cognizant Technology Solutions Corp. , Class A ..... 90,673 6,992,702
International Business Machines Corp. .......... 163,217 29,976,434
Okta, Inc. , Class A
(b)
....................... 28,147 2,326,350
Twilio, Inc. , Class A
(b)
...................... 30,740 2,161,944
85,732,404
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................ 23,641 1,157,227
Mattel, Inc.
(b)
............................ 62,926 1,125,746
Topgolf Callaway Brands Corp.
(b)
.............. 26,973 355,235
2,638,208
a
Life Sciences Tools & Services  —  1 .5%
Agilent Technologies, Inc. ................... 52,425 6,820,492
Bio-Techne Corp. ......................... 28,416 1,998,213
Danaher Corp. .......................... 125,675 30,150,689
Illumina, Inc.
(b)
........................... 28,264 4,042,035
IQVIA Holdings, Inc.
(b)
...................... 32,810 6,832,026
Mettler-Toledo International, Inc.
(b)
............. 3,936 4,712,140
Waters Corp.
(a) (b)
......................... 10,590 3,364,549
West Pharmaceutical Services, Inc. ............ 13,263 4,947,497
62,867,641
a
Machinery  —  3 .2%
AGCO Corp. ............................ 11,425 1,397,620
Caterpillar, Inc. .......................... 91,393 27,446,232
CNH Industrial N.V. ....................... 178,459 2,141,508
Cummins, Inc. ........................... 25,326 6,060,512
Deere & Co. ............................ 49,014 19,290,930
Dover Corp. ............................ 25,093 3,758,430
Flowserve Corp. ......................... 23,766 948,976
Fortive Corp. ............................ 62,886 4,916,427
Graco, Inc. ............................. 30,186 2,574,866
IDEX Corp. ............................. 13,577 2,871,535
Illinois Tool Works, Inc. ..................... 54,273 14,159,826
Ingersoll Rand, Inc. ....................... 72,463 5,786,895
Lincoln Electric Holdings, Inc. ................ 10,249 2,277,533
Middleby Corp. (The)
(b)
..................... 9,625 1,357,799
PACCAR, Inc. ........................... 93,880 9,424,613
Parker-Hannifin Corp. ...................... 22,974 10,671,423
Pentair PLC ............................ 29,806 2,180,905
Snap-on, Inc. ........................... 9,427 2,733,170
Stanley Black & Decker, Inc. ................. 27,665 2,581,144

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Machinery (continued)
Tennant Co. ............................ 3,344 $ 316,075
Timken Co. (The) ......................... 11,280 923,945
Westinghouse Air Brake Technologies Corp. ....... 32,050 4,216,819
Xylem, Inc. ............................. 43,245 4,862,468
132,899,651
a
Media  —  0 .1%
Cable One, Inc. .......................... 817 448,476
John Wiley & Sons, Inc. , Class A .............. 8,051 272,446
New York Times Co. (The) , Class A ............. 27,861 1,352,930
Omnicom Group, Inc. ...................... 35,398 3,199,271
Scholastic Corp. ......................... 4,667 179,400
5,452,523
a
Metals & Mining  —  0 .2%
Compass Minerals International, Inc. ............ 6,368 143,216
Newmont Corp. .......................... 206,951 7,141,879
Schnitzer Steel Industries, Inc. , Class A .......... 4,724 124,383
7,409,478
a
Multi-Utilities  —  0 .4%
Avista Corp. ............................ 13,238 450,224
CMS Energy Corp. ........................ 52,595 3,006,330
Consolidated Edison, Inc. ................... 61,678 5,606,530
Sempra ............................... 112,612 8,058,515
17,121,599
a
Office REITs  —  0 .1%
Boston Properties, Inc. ..................... 26,705 1,775,883
COPT Defense Properties ................... 19,188 452,069
2,227,952
a
Oil, Gas & Consumable Fuels  —  1 .2%
Cheniere Energy, Inc. ...................... 43,109 7,069,445
HF Sinclair Corp. ......................... 28,831 1,628,663
Marathon Petroleum Corp. .................. 71,535 11,846,196
ONEOK, Inc. ............................ 104,595 7,138,609
Phillips 66 .............................. 79,662 11,496,023
Valero Energy Corp. ....................... 63,411 8,807,788
47,986,724
a
Passenger Airlines  —  0 .1%
Delta Air Lines, Inc. ....................... 29,211 1,143,318
Southwest Airlines Co. ..................... 26,784 800,574
1,943,892
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 41,493 5,476,661
a
Pharmaceuticals  —  2 .2%
Bristol-Myers Squibb Co. .................... 374,288 18,291,454
Jazz Pharmaceuticals PLC
(b)
................. 10,748 1,318,995
Merck & Co., Inc. ......................... 454,628 54,909,970
Zoetis, Inc. , Class A ....................... 82,424 15,480,051
90,000,470
a
Professional Services  —  0 .8%
ASGN, Inc.
(b)
............................ 8,801 816,909
Automatic Data Processing, Inc. ............... 73,801 18,138,810
Broadridge Financial Solutions, Inc. ............ 21,157 4,320,259
Exponent, Inc. ........................... 9,264 816,992
Heidrick & Struggles International, Inc. .......... 3,271 98,032
ICF International, Inc. ...................... 3,475 483,164
Kelly Services, Inc. , Class A , NVS ............. 6,223 127,883
ManpowerGroup, Inc. ...................... 9,065 672,079
Paycom Software, Inc. ..................... 9,752 1,855,220
Resources Connection, Inc. .................. 6,583 88,607
Security Shares Value
a
Professional Services (continued)
Robert Half, Inc. ......................... 19,012 $ 1,512,215
TransUnion ............................. 34,490 2,386,363
TrueBlue, Inc.
(b)
.......................... 5,818 80,172
31,396,705
a
Real Estate Management & Development  —  0 .2%
Anywhere Real Estate, Inc.
(b)
................. 15,563 110,809
CBRE Group, Inc. , Class A
(b)
................. 55,329 4,775,446
Jones Lang LaSalle, Inc.
(b)
................... 8,507 1,506,249
6,392,504
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 25,385 4,544,169
Equity Residential ........................ 64,874 3,904,766
UDR, Inc. .............................. 55,678 2,005,521
10,454,456
a
Retail REITs  —  0 .2%
Federal Realty Investment Trust ............... 13,107 1,333,375
Macerich Co. (The) ....................... 38,026 600,431
Simon Property Group, Inc. .................. 58,756 8,144,169
10,077,975
a
Semiconductors & Semiconductor Equipment  —  11 .5%
Advanced Micro Devices, Inc.
(b)
............... 289,466 48,540,553
Analog Devices, Inc. ....................... 89,277 17,173,324
Applied Materials, Inc. ..................... 149,873 24,624,134
First Solar, Inc.
(b)
......................... 18,222 2,665,879
Intel Corp. ............................. 750,331 32,324,259
Lam Research Corp. ...................... 23,687 19,545,802
Microchip Technology, Inc. ................... 97,743 8,325,749
NVIDIA Corp. ........................... 442,479 272,244,054
NXP Semiconductors NV ................... 46,119 9,711,278
ON Semiconductor Corp.
(b)
.................. 77,487 5,511,650
Skyworks Solutions, Inc. .................... 28,624 2,990,063
Texas Instruments, Inc. ..................... 162,676 26,047,681
469,704,426
a
Software  —  19 .5%
Adobe, Inc.
(b)
............................ 81,577 50,396,639
ANSYS, Inc.
(b)
........................... 15,583 5,108,575
Atlassian Corp. , Class A
(b)
................... 27,861 6,958,842
Autodesk, Inc.
(b)
.......................... 38,219 9,700,364
Cadence Design Systems, Inc.
(b)
.............. 48,659 14,036,175
Fair Isaac Corp.
(b)
......................... 4,464 5,351,577
Fortinet, Inc.
(b)
........................... 119,866 7,730,158
Gen Digital, Inc. .......................... 103,340 2,426,423
Guidewire Software, Inc.
(b)
................... 13,892 1,551,459
HubSpot, Inc.
(b)
.......................... 8,530 5,211,830
Intuit, Inc. .............................. 50,211 31,699,711
Microsoft Corp. .......................... 1,264,439 502,715,658
Oracle Corp. ............................ 294,481 32,893,528
PTC, Inc.
(b)
............................. 21,339 3,854,890
RingCentral, Inc. , Class A
(b)
.................. 13,696 464,157
Roper Technologies, Inc. .................... 19,086 10,249,182
Salesforce, Inc.
(b)
......................... 174,330 49,002,420
ServiceNow, Inc.
(b)
........................ 36,608 28,019,763
Splunk, Inc.
(b)
........................... 28,746 4,408,774
Synopsys, Inc.
(b)
......................... 27,237 14,526,854
Teradata Corp.
(b)
......................... 17,940 828,469
Workday, Inc. , Class A
(b)
.................... 37,023 10,776,285
797,911,733
a
Specialized REITs  —  1 .3%
American Tower Corp. ..................... 83,535 16,343,623
Crown Castle, Inc. ........................ 77,875 8,429,969

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Specialized REITs (continued)
Digital Realty Trust, Inc. .................... 54,195 $ 7,612,230
Equinix, Inc. ............................ 16,751 13,899,477
Iron Mountain, Inc. ........................ 52,209 3,525,152
PotlatchDeltic Corp. ....................... 14,579 652,118
SBA Communications Corp. , Class A ............ 19,339 4,329,228
54,791,797
a
Specialty Retail  —  2 .5%
AutoNation, Inc.
(a) (b)
....................... 5,300 740,198
Best Buy Co., Inc. ........................ 34,933 2,532,293
Buckle, Inc. (The) ........................ 6,060 225,371
CarMax, Inc.
(a) (b)
.......................... 28,177 2,005,639
Foot Locker, Inc. ......................... 14,616 411,587
GameStop Corp. , Class A
(a) (b)
................. 49,033 697,740
Gap, Inc. (The) .......................... 39,479 737,863
Home Depot, Inc. (The) .................... 179,174 63,241,255
Lowe's Companies, Inc. .................... 103,399 22,007,443
ODP Corp. (The)
(a) (b)
....................... 6,248 319,523
Signet Jewelers Ltd. ....................... 7,644 760,425
Tractor Supply Co. ........................ 19,569 4,395,197
Ulta Beauty, Inc.
(b)
........................ 8,820 4,428,081
102,502,615
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Dell Technologies, Inc. , Class C ............... 45,976 3,810,491
Hewlett Packard Enterprise Co. ............... 228,966 3,500,890
HP, Inc. ............................... 159,072 4,566,957
Seagate Technology Holdings PLC ............. 35,371 3,030,587
Xerox Holdings Corp. ...................... 21,160 390,614
15,299,539
a
Textiles, Apparel & Luxury Goods  —  0 .7%
Capri Holdings Ltd.
(b)
...................... 20,984 1,022,760
Columbia Sportswear Co. ................... 6,635 525,890
Deckers Outdoor Corp.
(b)
.................... 4,694 3,538,009
Hanesbrands, Inc. ........................ 63,073 283,828
Nike, Inc. , Class B ........................ 219,302 22,265,732
PVH Corp. ............................. 10,829 1,302,295
Under Armour, Inc. , Class A
(b)
................. 33,073 252,016
Under Armour, Inc. , Class C
(b)
................ 33,732 249,617
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
VF Corp. .............................. 59,321 $ 976,424
Wolverine World Wide, Inc. .................. 14,446 120,769
30,537,340
a
Trading Companies & Distributors  —  0 .8%
Air Lease Corp. , Class A .................... 18,915 790,836
Applied Industrial Technologies, Inc. ............ 6,972 1,230,279
Fastenal Co. ............................ 102,306 6,980,338
Ferguson PLC ........................... 36,543 6,864,968
United Rentals, Inc. ....................... 12,216 7,639,887
WW Grainger, Inc. ........................ 8,081 7,237,667
30,743,975
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 34,712 4,304,982
Essential Utilities, Inc. ...................... 45,122 1,618,075
5,923,057
a
Total Long-Term Investments — 99.6%
(Cost: $ 3,008,709,482 ) ............................... 4,078,407,346
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(c) (d) (e)
...................... 14,063,439 14,071,877
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(c) (d)
............................ 12,505,686 12,505,686
a
Total Short-Term Securities — 0.7%
(Cost: $ 26,571,808 ) ................................. 26,577,563
Total Investments — 100.3%
(Cost: $ 3,035,281,290 ) ............................... 4,104,984,909
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (10,718,081)
Net Assets — 100.0% ................................. $ 4,094,266,828
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 18,347,044  $ —  $ (4,271,917)
(a)
$ (5,962) $ 2,712  $ 14,071,877  14,063,439  $ 111,541
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 10,014,471  2,491,215
(a)
—  —  —  12,505,686  12,505,686  383,017  —
BlackRock, Inc. .. 18,394,236  795,017  (1,299,232) 416,617  2,408,477  20,715,115  26,753  404,840  —
$ 410,655  $ 2,411,189
$ 47,292,678
$ 899,398  $ —

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI KLD 400 Social ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 63 03/15/24 $ 15,342 $ 426,452
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,078,407,346  $ —  $ —  $ 4,078,407,346
Short-Term Securities
Money Market Funds ...................................... 26,577,563  —  —  26,577,563
$ 4,104,984,909  $ —  $ —  $ 4,104,984,909
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 426,452  $ —  $ —  $ 426,452
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust